INVESTMENTS IN AFFILIATES AND JOINT VENTURES - Ownership Percentage (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Investments, ownership percentage	100.00%
Golar Partners
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	33.90%	30.70%
Investments, ownership percentage	33.90%	30.70%
Percentage of IDRs	100.00%
Egyptian Company for Gas Services S.A.E (ECGS)
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	50.00%	50.00%
Golar Power Limited (Golar Power)
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	50.00%	0.00%
OneLNG
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	51.00%	0.00%
The Cool Pool Limited (Pool Manager)
Schedule of Equity Method Investments [Line Items]
Ownership percentage, equity method investment	33.00%	33.00%